Appendix 2 Changes in the Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure Of Significant Investments In Subsidiaries [Abstract]
Summary of Companies Eliminated From the Scope of Consolidation

Exclusion from the scope of consolidation for the years ended December 31, 2017 and 2016.

	For the year ended 12-31-2017				For the year ended 12-31-2016
Company	% ownership interest				% ownership interest
	Direct	Indirect	Total	Consolidation method	Direct	Indirect	Total	Consolidation method
Central Eólica Canela S.A.(1)	0.00%	75.00%	75.00%	Full Integration	-	-	-	Full Integration
Electrogas S.A. (2)	0.00%	42.50%	42.50%	Equity method	-	-	-	Equity method
Gasoducto TalTal S.A.	0.00%	0.00%	0.00%	Full Integration	-	100.00%	100.00%	Full Integration
GNL Norte S.A.	0.00%	0.00%	0.00%	Full Integration	-	100.00%	100.00%	Full Integration
Progas S.A.	0.00%	0.00%	0.00%	Full Integration	-	100.00%	100.00%	Full Integration
GNL Quintero S.A.(3)	0.00%	0.00%	0.00%	Equity method	-	20.00%	20.00%	Equity method
Compañía Eléctrica Tarapacá S.A.	0.00%	0.00%	0.00%	Full Integration	96.21%	0.00%	96.21%	Full Integration
Inversiones GasAtacama Holding Ltda.	0.00%	0.00%	0.00%	Full Integration	50.00%	50.00%	100.00%	Full Integration
GasAtacama S.A.	0.00%	0.00%	0.00%	Full Integration	0.00%	100.00%	100.00%	Full Integration
Southern Cone Power Argentina S.A. (6)	0.00%	0.00%	0.00%	Full Integration	98.00%	2.00%	100.00%	Full Integration
Emgesa S.A. E.S.P. (4)	0.00%	0.00%	0.00%	Full Integration	56.43%	0.00%	56.43%	Full Integration
Emgesa Panama S.A. (4)	0.00%	0.00%	0.00%	Full Integration	0.00%	56.43%	56.43%	Full Integration
Sociedad Portuaria Central Cartagena S.A.(4)	0.00%	0.00%	0.00%	Full Integration	0.00%	94.95%	94.95%	Full Integration
Enel Generación el Chocón S.A. (ex - Hidroeléctrica El Chocón S.A.) (4)	0.00%	0.00%	0.00%	Full Integration	2.48%	65.19%	67.67%	Full Integration
Hidroinvest S.A. (4)	0.00%	0.00%	0.00%	Full Integration	41.94%	54.15%	96.09%	Full Integration
Enel Generación Costanera S.A. (ex - Central Costanera S.A.)	0.00%	0.00%	0.00%	Full Integration	24.85%	50.82%	75.67%	Full Integration
Ingendesa do Brasil Ltda. (4)	0.00%	0.00%	0.00%	Full Integration	1.00%	99.00%	100.00%	Full Integration
Enel Generación Perú S.A (ex - Edegel) (4)	0.00%	0.00%	0.00%	Full Integration	29.40%	54.20%	83.60%	Full Integration
Chinango S.A.C. (4)	0.00%	0.00%	0.00%	Full Integration	0.00%	80.00%	80.00%	Full Integration
Generandes Perú S.A. (4)	0.00%	0.00%	0.00%	Full Integration	61.00%	0.00%	61.00%	Full Integration
Distrilec Inversora S.A. (4)	0.00%	0.00%	0.00%	Equity method	0.89%	0.00%	0.89%	Equity method
Enel Trading Argentina S.R.L. (ex-Endesa Cemsa S.A.)(4)	0.00%	0.00%	0.00%	Equity method	0.00%	45.00%	45.00%	Equity method
Enel Argentina S.A. (ex Endesa Argentina S.A.) (5) (7)	0.00%	0.00%	0.00%	Full Integration	99.88%	0.12%	100.00%	Full Integration
Central Térmica Manuel Belgrano (4)	0.00%	0.00%	0.00%	Equity method	0.00%	24.18%	24.18%	Equity method
Central Térmica San Martin (4)	0.00%	0.00%	0.00%	Equity method	0.00%	24.18%	24.18%	Equity method
Central Vuelta Obligada S.A. (4)	0.00%	0.00%	0.00%	Equity method	0.00%	3.45%	3.45%	Equity method
Enel Brasil S.A. (4)	0.00%	0.00%	0.00%	Equity method	34.64%	4.00%	38.64%	Equity method

(1) The company was dissolved on December 22, 2017.

(2) See Note 5.2.

(3) See Note 12.1.b).

(4) See Note 5.3.

(5) The company ceased to be a subsidiary in 2016 and became an investment in associate. Significant influence is exercised through Enel Generación Chile’s control.

(6) See Note 12.1.a).